Non-cash transactions	12 Months Ended
Dec. 31, 2022
Non-cash transactions
Non-cash transactions

29      Non-cash transactions

Non-cash transactions for the years ended December 31, 2022, 2021 and 2020 are, respectively: (i) Additions of right of use assets and lease liabilities in the amount of R$ 12,002, R$ 25,513 and R$ 35,925 (Note 17), (ii) Disposals of contracts of right of use assets and lease liabilities in the amount of R$ 3,180, R$ 3,481 and R$ 3,429 (Note 17), and (iii) Accounts payable assumed in the acquisition of Phidelis, during year 2022, in the amount of R$ 12,733 (net of the cash paid), SEL, in the amount of R$ 26,876, Redação Nota 1000, in the amount of R$ 7,294, EMME, in the amount of R$ 12,253, De Gouges, in the amount of R$ 451,554, and Pluri, in the amount of R$ 12,347, Mind Makers, in the amount of R$ 13,621, Meritt, in the amount R$ 4,330 (during year 2021). See note 5.